UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND October 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.46%

Aerospace & Defense 3.49%

Curtiss-Wright Corp.	405,278	$12,515
HEICO Corp.	203,417	10,126
HEICO Corp. Class A	202,558	7,523
Moog, Inc. Class A*	337,947	12,707

Total		42,871

Beverages 1.18%

Hansen Natural Corp.*	282,200	14,451

Capital Markets 1.66%

OptionsXpress Holdings, Inc.*	1,278,502	20,418

Chemicals 2.18%

Ferro Corp.*	124,300	1,705
Kraton Performance Polymers, Inc.*	714,850	23,204
Kronos Worldwide, Inc.*	44,800	1,812

Total		26,721

Commercial Banks 8.88%

Astoria Financial Corp.	619,300	7,692
Columbia Banking System, Inc.	608,354	11,078
First Financial Bancorp	525,400	8,848
Home BancShares, Inc.	479,430	9,862
IBERIABANK Corp.	353,682	18,409
PacWest Bancorp	660,279	11,509
SCBT Financial Corp.	268,553	8,199
Washington Banking Co.	248,800	3,132
Webster Financial Corp.	938,700	16,071
Wintrust Financial Corp.	474,600	14,210

Total		109,010

Commercial Services & Supplies 4.62%

Herman Miller, Inc.	902,200	17,349
Steelcase, Inc. Class A	2,620,700	22,040
Sykes Enterprises, Inc.*	1,045,367	17,364

Total		56,753

Computers & Peripherals 1.47%

Stratasys, Inc.*	575,860	18,036

Consumer Finance 0.91%

Cardtronics, Inc.*	380,900	6,456
NetSpend Holdings, Inc.*	340,800	4,676

Total		11,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND October 31, 2010

Investments	Shares	Value (000)
Containers & Packaging 1.11%

Rock-Tenn Co. Class A	240,233	$13,657

Diversified Consumer Services 1.61%

American Public Education, Inc.*	419,001	11,715
Lincoln Educational Services Corp.*	649,188	8,089

Total		19,804

Electrical Equipment 6.07%

A. O. Smith Corp.	394,213	22,088
Belden, Inc.	366,300	10,220
Franklin Electric Co., Inc.	56,695	2,047
General Cable Corp.*	122,500	3,423
Regal-Beloit Corp.	321,193	18,536
Thomas & Betts Corp.*	417,681	18,190

Total		74,504

Electronic Equipment, Instruments & Components 4.02%

FARO Technologies, Inc.*(a)	815,049	19,675
Plexus Corp.*	290,202	8,808
Rogers Corp.*	46,700	1,663
ScanSource, Inc.*	638,892	19,128

Total		49,274

Energy Equipment & Services 1.30%

Superior Energy Services, Inc.*	579,700	16,011

Food Products 1.05%

B&G Foods, Inc.	21,914	268
J & J Snack Foods Corp.	295,737	12,678

Total		12,946

Health Care Equipment & Supplies 3.12%

Cooper Cos., Inc. (The)	429,229	21,178
Masimo Corp.	279,200	8,423
Thoratec Corp.*	266,900	8,712

Total		38,313

Health Care Providers & Services 5.89%

Catalyst Health Solutions, Inc.*	351,916	13,320
Centene Corp.*	735,171	16,409
LifePoint Hospitals, Inc.*	445,270	15,104
MEDNAX, Inc.*	183,900	10,889
PSS World Medical, Inc.*	700,500	16,553

Total		72,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND October 31, 2010

Investments	Shares	Value (000)
Hotels, Restaurants & Leisure 2.26%

Bally Technologies, Inc.*	175,700	$6,339
Bravo Brio Restaurant Group, Inc.*	261,229	4,702
Buffalo Wild Wings, Inc.*	227,400	10,695
Papa John’s International, Inc.*	232,600	6,008

Total		27,744

Information Technology Services 1.58%

Acxiom Corp.*	1,102,800	19,354

Insurance 2.35%

RLI Corp.	214,100	12,294
Tower Group, Inc.	681,273	16,541

Total		28,835

Leisure Equipment & Products 0.45%

RC2 Corp.*	261,598	5,520

Life Sciences Tools & Services 3.87%

ICON plc ADR*	707,086	13,682
PerkinElmer, Inc.	787,500	18,467
Techne Corp.	251,250	15,306

Total		47,455

Machinery 4.67%

Briggs & Stratton Corp.	612,000	10,771
CLARCOR, Inc.	634,198	25,152
Graco, Inc.	194,300	6,686
IDEX Corp.	405,900	14,645

Total		57,254

Media 1.41%

John Wiley & Sons, Inc. Class A	400,400	17,281

Metals & Mining 2.51%

Commercial Metals Co.	398,500	5,531
Metals USA Holdings Corp.*	99,924	1,194
Noranda Aluminum Holding Corp.*	583,500	5,788
Reliance Steel & Aluminum Co.	436,000	18,247

Total		30,760

Oil, Gas & Consumable Fuels 2.72%

Comstock Resources, Inc.*	479,746	10,722
EXCO Resources, Inc.	1,526,000	22,631

Total		33,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND October 31, 2010

Investments	Shares	Value (000)
Paper & Forest Products 1.35%

Buckeye Technologies, Inc.	914,574	$16,508

Professional Services 3.78%

Kforce, Inc.*	1,692,111	25,399
Robert Half International, Inc.	774,400	20,994

Total		46,393

Real Estate Investment Trusts 1.42%

DiamondRock Hospitality Co.*	818,700	8,662
LaSalle Hotel Properties	368,800	8,737

Total		17,399

Real Estate Management & Development 1.38%

Jones Lang LaSalle, Inc.	216,586	16,907

Road & Rail 1.36%

Knight Transportation, Inc.	931,300	16,642

Semiconductors & Semiconductor Equipment 5.58%

Atheros Communications, Inc.*	282,400	8,766
NetLogic Microsystems, Inc.*	399,800	12,018
Power Integrations, Inc.	436,115	14,898
Semtech Corp.*	1,151,963	24,664
Silicon Laboratories, Inc.*	205,400	8,195

Total		68,541

Software 0.95%

Blackboard, Inc.*	79,200	3,306
Solera Holdings, Inc.	172,679	8,297

Total		11,603

Specialty Retail 6.00%

Aaron’s, Inc.	1,305,047	24,613
Citi Trends, Inc.*	530,800	11,136
Guess?, Inc.	494,400	19,242
Kirkland’s, Inc.*	476,304	6,406
Select Comfort Corp.*	1,479,600	12,296

Total		73,693

Textiles, Apparel & Luxury Goods 1.74%

Deckers Outdoor Corp.*	367,900	21,375

Thrifts & Mortgage Finance 1.09%

Ocwen Financial Corp.*	1,553,188	13,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BLEND TRUST-SMALL CAP BLEND FUND October 31, 2010

Investments	Shares	Value (000)
Trading Companies & Distributors 2.43%

DXP Enterprises, Inc.*	341,818	$6,508
Watsco, Inc.	417,446	23,364

Total		29,872

Total Common Stocks (cost $1,084,378,335)		1,196,069

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.61%

Repurchase Agreement

Repurchase Agreement dated 10/29/2010, 0.02% due 11/1/2010 with Fixed Income Clearing Corp. collateralized by $28,925,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $32,721,406; proceeds: $32,078,267 (cost $32,078,213)	$32,078	32,078

Total Investments in Securities 100.07% (cost $1,116,456,548)		1,228,147

Liabilities in Excess of Other Assets (0.07%)		(880)

Net Assets 100.00%		$1,227,267

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”).

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,196,069	$—	$—	$1,196,069
Repurchase Agreement	—	32,078	—	32,078

Total	$1,196,069	$32,078	$—	$1,228,147

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,119,487,950

Gross unrealized gain	164,361,368
Gross unrealized loss	(55,702,623)

Net unrealized security gain	$108,658,745

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2010:

Affiliated Issuer	Balance of Shares Held at 7/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2010	Value at 10/31/2010	Net Realized Gain (Loss) 8/1/2010 to 10/31/2010(a)	Dividend Income 8/1/2010 to 10/31/2010(a)
FARO Technologies, Inc.(b)	779,449	70,600	(35,000)	815,049	$19,675,283	$(93,909)	$—
Kforce, Inc.(c)	2,017,511	—	(325,400)	1,692,111	25,398,586	19,230	—

Total					$45,073,869	$(74,679)	$—

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b) Not an affiliated issuer as of July 31, 2010. (c) No longer an affiliated issuer as of October 31, 2010.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2010